ALLEGIANT FUNDS

                               A, B, and C Shares

   Supplement dated December 14, 2005 to the Prospectus dated October 1, 2005.

 This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

ALLEGIANT INTERNATIONAL EQUITY FUND

THE "PRINCIPAL RISKS" PORTION OF THE "FUND SUMMARY" ON PAGE 2 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

       ---------------------------------------------------------------------
           PRINCIPAL RISKS    Market risk, foreign risk, multi-national
                              companies risk, country risk, active trading
                              risk, derivatives risk
       ---------------------------------------------------------------------

THE FOLLOWING PARAGRAPH IS INSERTED AFTER THE SEVENTH PARAGRAPH UNDER THE HEADING "PRINCIPAL RISKS OF INVESTING" FOUND ON PAGE 2 OF THE PROSPECTUS:

DERIVATIVES RISK. The Fund may invest in derivative instruments, such as options, futures and options on futures. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments.

ALLEGIANT S&P 500 INDEX FUND

THE "PRINCIPAL RISKS" PORTION OF THE "FUND SUMMARY" ON PAGE 20 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

       ---------------------------------------------------------------------
           PRINCIPAL RISKS    Market risk, tracking error risk,
                              derivatives risk
       ---------------------------------------------------------------------

THE FOLLOWING PARAGRAPH REPLACES THE THIRD PARAGRAPH UNDER THE HEADING "PRINCIPAL INVESTMENT STRATEGIES" FOUND ON PAGE 20 OF THE PROSPECTUS.

The Index is made up of common stocks of 500 large, publicly traded companies. The vast majority of the Fund's assets are invested in stocks included in the Index in approximately the same relative proportion as those stocks are held in the Index. The Adviser does not generally "manage" the Fund in the traditional sense (i.e., by using economic, financial or market analysis). However, the Adviser believes that employing certain active management strategies for a percentage of the Fund's assets, if successful, will result in net returns after expenses that may more closely approximate the returns of the Index. The Adviser may invest in S&P 500 futures in addition to or in place of S&P 500 stocks to attempt to equal the performance of the Index when futures are less expensive than actual stocks. The value of S&P 500 futures closely track changes in the value of the Index. The Fund may also invest in other S&P 500 derivatives with economic characteristics similar to the common stocks in the Index. Investments in derivatives may not exceed 20% of the Fund's net assets. The Fund may purchase a security that is scheduled to be included in the Index but prior to the effective inclusion date. The Fund may also temporarily continue to hold a security that has been deleted from the Index. A diversified subset of stocks held in the Fund may have weights slightly higher or lower than those in the Index with the goal of adding small incremental performance relative to the Index. Stocks that are held in very small proportions in the Index may be excluded from the Fund if they are expected to underperform.

THE FOLLOWING PARAGRAPH IS INSERTED AFTER THE THIRD PARAGRAPH UNDER THE HEADING "PRINCIPAL RISKS OF INVESTING" FOUND ON PAGE 20 OF THE PROSPECTUS:

DERIVATIVES RISK. The Fund may invest in derivative instruments, such as options, futures and options on futures. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments.

ALLEGIANT BALANCED ALLOCATION FUND

THE "PRINCIPAL RISKS" PORTION OF THE "FUND SUMMARY" ON PAGE 38 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

       ---------------------------------------------------------------------
           PRINCIPAL RISKS    Market risk, allocation risk,
                              small companies risk, foreign risk,
                              interest rate risk, credit risk, active
                              trading risk, derivatives risk
       ---------------------------------------------------------------------

THE FOLLOWING PARAGRAPH IS INSERTED AFTER THE THIRD PARAGRAPH UNDER THE HEADING "PRINCIPAL INVESTMENT STRATEGIES" FOUND ON PAGE 38 OF THE PROSPECTUS:

The Fund may invest in derivatives in attempting to hedge against changes in the value of securities that it holds or intends to purchase. The extent of the Fund's exposure to these instruments is subject to the regulation and guidance of the Securities and Exchange Commission and the instrument's liquidity.

THE FOLLOWING PARAGRAPH IS INSERTED AFTER THE NINTH PARAGRAPH UNDER THE HEADING "PRINCIPAL RISKS OF INVESTING" FOUND ON PAGE 38 OF THE PROSPECTUS:

DERIVATIVES RISK. The Fund may invest in derivative instruments, such as options, futures and options on futures. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments.

ALLEGIANT BOND FUND

THE "PRINCIPAL RISKS" PORTION OF THE "FUND SUMMARY" ON PAGE 48 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

       ---------------------------------------------------------------------
           PRINCIPAL RISKS    Market risk, interest rate risk,
                              prepayment/extension risk, credit risk,
                              active trading risk, derivatives risk
       ---------------------------------------------------------------------

THE FOLLOWING PARAGRAPH IS INSERTED AFTER THE THIRD PARAGRAPH UNDER THE HEADING "PRINCIPAL INVESTMENT STRATEGIES" FOUND ON PAGE 48 OF THE PROSPECTUS:

The Fund may invest in derivatives in order to offset an expected decrease in the value of its portfolio that might otherwise result from a market decline or to seek to increase total return. The extent of the Fund's exposure to these instruments is subject to the regulation and guidance of the Securities and Exchange Commission and the instrument's liquidity.

THE FOLLOWING PARAGRAPH IS INSERTED AFTER THE SEVENTH PARAGRAPH UNDER THE HEADING "PRINCIPAL RISKS OF INVESTING" FOUND ON PAGE 48 OF THE PROSPECTUS:

DERIVATIVES RISK. The Fund may invest in derivative instruments, such as options, futures and options on futures. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments.

ALLEGIANT INTERMEDIATE BOND FUND

THE "PRINCIPAL RISKS" PORTION OF THE "FUND SUMMARY" ON PAGE 52 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

       ---------------------------------------------------------------------
           PRINCIPAL RISKS    Market risk, interest rate risk,
                              prepayment/extension risk, credit risk,
                              active trading risk, derivatives risk
       ---------------------------------------------------------------------

THE FOLLOWING PARAGRAPH IS INSERTED AFTER THE THIRD PARAGRAPH UNDER THE HEADING "PRINCIPAL INVESTMENT STRATEGIES" FOUND ON PAGE 52 OF THE PROSPECTUS:

The Fund may invest in derivatives in order to offset an expected decrease in the value of its portfolio that might otherwise result from a market decline or to seek to increase total return. The extent of the Fund's exposure to these instruments is subject to the regulation and guidance of the Securities and Exchange Commission and the instrument's liquidity.

THE FOLLOWING PARAGRAPH IS INSERTED AFTER THE SEVENTH PARAGRAPH UNDER THE HEADING "PRINCIPAL RISKS OF INVESTING" FOUND ON PAGE 52 OF THE PROSPECTUS:

DERIVATIVES RISK. The Fund may invest in derivative instruments, such as options, futures and options on futures. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments.

ALLEGIANT TOTAL RETURN ADVANTAGE FUND

THE "PRINCIPAL RISKS" PORTION OF THE "FUND SUMMARY" ON PAGE 56 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

       ---------------------------------------------------------------------
           PRINCIPAL RISKS    Market risk, credit risk, interest
                              rate risk, prepayment/extension risk,
                              active trading risk, derivatives risk
       ---------------------------------------------------------------------

THE FOLLOWING PARAGRAPH IS INSERTED AFTER THE THIRD PARAGRAPH UNDER THE HEADING "PRINCIPAL INVESTMENT STRATEGIES" FOUND ON PAGE 56 OF THE PROSPECTUS:

The Fund may invest in derivatives in order to offset an expected decrease in the value of its portfolio that might otherwise result from a market decline or to seek to increase total return. The extent of the Fund's exposure to these instruments is subject to the regulation and guidance of the Securities and Exchange Commission and the instrument's liquidity.

THE FOLLOWING PARAGRAPH IS INSERTED AFTER THE EIGHTH PARAGRAPH UNDER THE HEADING "PRINCIPAL RISKS OF INVESTING" FOUND ON PAGE 56 OF THE PROSPECTUS:

DERIVATIVES RISK. The Fund may invest in derivative instruments, such as options, futures and options on futures. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments.

IN REGARDS TO ALL FUNDS, THE FOLLOWING PARAGRAPH REPLACES THE FOURTH PARAGRAPH UNDER THE HEADING "MORE INFORMATION ABOUT FUND INVESTMENTS" FOUND ON PAGE 79 OF THE PROSPECTUS:

In fulfilling the 80% investment requirement referred to in the preceding paragraph, a Fund may include in the computation synthetic instruments with economic characteristics similar to the types of securities subject to the requirement, such as derivatives or futures contracts. A derivative is an instrument that derives its value from the performance of an underlying financial asset, index or other investment. A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specified future date. These instruments may carry greater risk than other types of securities in which the Funds invest. Derivatives and futures contracts and their related risks are discussed in detail in the Statement of Additional Information.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                                    I Shares

   Supplement dated December 14, 2005 to the Prospectus dated October 1, 2005.

 This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

ALLEGIANT INTERNATIONAL EQUITY FUND

THE "PRINCIPAL RISKS" PORTION OF THE "FUND SUMMARY" ON PAGE 2 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

       ---------------------------------------------------------------------
           PRINCIPAL RISKS    Market risk, foreign risk, multi-national
                              companies risk, country risk, active
                              trading risk, derivatives risk
       ---------------------------------------------------------------------

THE FOLLOWING PARAGRAPH IS INSERTED AFTER THE SEVENTH PARAGRAPH UNDER THE HEADING "PRINCIPAL RISKS OF INVESTING" FOUND ON PAGE 2 OF THE PROSPECTUS:

DERIVATIVES RISK. The Fund may invest in derivative instruments, such as options, futures and options on futures. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments.

ALLEGIANT S&P 500 INDEX FUND

THE "PRINCIPAL RISKS" PORTION OF THE "FUND SUMMARY" ON PAGE 20 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

       ---------------------------------------------------------------------
           PRINCIPAL RISKS    Market risk, tracking error risk,
                              derivatives risk
       ---------------------------------------------------------------------

THE FOLLOWING PARAGRAPH REPLACES THE THIRD PARAGRAPH UNDER THE HEADING "PRINCIPAL INVESTMENT STRATEGIES" FOUND ON PAGE 20 OF THE PROSPECTUS.

The Index is made up of common stocks of 500 large, publicly traded companies. The vast majority of the Fund's assets are invested in stocks included in the Index in approximately the same relative proportion as those stocks are held in the Index. The Adviser does not generally "manage" the Fund in the traditional sense (i.e., by using economic, financial or market analysis). However, the Adviser believes that employing certain active management strategies for a percentage of the Fund's assets, if successful, will result in net returns after expenses that may more closely approximate the returns of the Index. The Adviser may invest in S&P 500 futures in addition to or in place of S&P 500 stocks to attempt to equal the performance of the Index when futures are less expensive than actual stocks. The value of S&P 500 futures closely track changes in the value of the Index. The Fund may also invest in other S&P 500 derivatives with economic characteristics similar to the common stocks in the Index. Investments in derivatives may not exceed 20% of the Fund's net assets. The Fund may purchase a security that is scheduled to be included in the Index but prior to the effective inclusion date. The Fund may also temporarily continue to hold a security that has been deleted from the Index. A diversified subset of stocks held in the Fund may have weights slightly higher or lower than those in the Index with the goal of adding small incremental performance relative to the Index. Stocks that are held in very small proportions in the Index may be excluded from the Fund if they are expected to underperform.

THE FOLLOWING PARAGRAPH IS INSERTED AFTER THE THIRD PARAGRAPH UNDER THE HEADING "PRINCIPAL RISKS OF INVESTING" FOUND ON PAGE 20 OF THE PROSPECTUS:

DERIVATIVES RISK. The Fund may invest in derivative instruments, such as options, futures and options on futures. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments.

ALLEGIANT BALANCED ALLOCATION FUND

THE "PRINCIPAL RISKS" PORTION OF THE "FUND SUMMARY" ON PAGE 38 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

       ---------------------------------------------------------------------
           PRINCIPAL RISKS    Market risk, allocation risk, small
                              companies risk, foreign risk, interest
                              rate risk, credit risk, active trading
                              risk, derivatives risk
       ---------------------------------------------------------------------

THE FOLLOWING PARAGRAPH IS INSERTED AFTER THE THIRD PARAGRAPH UNDER THE HEADING "PRINCIPAL INVESTMENT STRATEGIES" FOUND ON PAGE 38 OF THE PROSPECTUS:

The Fund may invest in derivatives in attempting to hedge against changes in the value of securities that it holds or intends to purchase. The extent of the Fund's exposure to these instruments is subject to the regulation and guidance of the Securities and Exchange Commission and the instrument's liquidity.

THE FOLLOWING PARAGRAPH IS INSERTED AFTER THE NINTH PARAGRAPH UNDER THE HEADING "PRINCIPAL RISKS OF INVESTING" FOUND ON PAGE 38 OF THE PROSPECTUS:

DERIVATIVES RISK. The Fund may invest in derivative instruments, such as options, futures and options on futures. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments.


ALLEGIANT BOND FUND

THE "PRINCIPAL RISKS" PORTION OF THE "FUND SUMMARY" ON PAGE 48 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

       ---------------------------------------------------------------------
           PRINCIPAL  RISKS   Market risk, interest rate risk,
                              prepayment/extension risk, credit risk,
                              active trading risk, derivatives risk
       ---------------------------------------------------------------------

THE FOLLOWING PARAGRAPH IS INSERTED AFTER THE THIRD PARAGRAPH UNDER THE HEADING "PRINCIPAL INVESTMENT STRATEGIES" FOUND ON PAGE 48 OF THE PROSPECTUS:

The Fund may invest in derivatives in order to offset an expected decrease in the value of its portfolio that might otherwise result from a market decline or to seek to increase total return. The extent of the Fund's exposure to these instruments is subject to the regulation and guidance of the Securities and Exchange Commission and the instrument's liquidity.

THE FOLLOWING PARAGRAPH IS INSERTED AFTER THE SEVENTH PARAGRAPH UNDER THE HEADING "PRINCIPAL RISKS OF INVESTING" FOUND ON PAGE 48 OF THE PROSPECTUS:

DERIVATIVES RISK. The Fund may invest in derivative instruments, such as options, futures and options on futures. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments.

ALLEGIANT INTERMEDIATE BOND FUND

THE "PRINCIPAL RISKS" PORTION OF THE "FUND SUMMARY" ON PAGE 52 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

       ---------------------------------------------------------------------
           PRINCIPAL RISKS    Market risk, interest rate risk,
                              prepayment/extension risk, credit risk,
                              active trading risk, derivatives risk
       ---------------------------------------------------------------------

THE FOLLOWING PARAGRAPH IS INSERTED AFTER THE THIRD PARAGRAPH UNDER THE HEADING "PRINCIPAL INVESTMENT STRATEGIES" FOUND ON PAGE 52 OF THE PROSPECTUS:

The Fund may invest in derivatives in order to offset an expected decrease in the value of its portfolio that might otherwise result from a market decline or to seek to increase total return. The extent of the Fund's exposure to these instruments is subject to the regulation and guidance of the Securities and Exchange Commission and the instrument's liquidity.

THE FOLLOWING PARAGRAPH IS INSERTED AFTER THE SEVENTH PARAGRAPH UNDER THE HEADING "PRINCIPAL RISKS OF INVESTING" FOUND ON PAGE 52 OF THE PROSPECTUS:

DERIVATIVES RISK. The Fund may invest in derivative instruments, such as options, futures and options on futures. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments.

ALLEGIANT TOTAL RETURN ADVANTAGE FUND

THE "PRINCIPAL RISKS" PORTION OF THE "FUND SUMMARY" ON PAGE 56 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

       ---------------------------------------------------------------------
           PRINCIPAL RISKS    Market risk, credit risk,
                              interest rate risk, prepayment/
                              extension risk, active trading
                              risk, derivatives risk
       ---------------------------------------------------------------------

THE FOLLOWING PARAGRAPH IS INSERTED AFTER THE THIRD PARAGRAPH UNDER THE HEADING "PRINCIPAL INVESTMENT STRATEGIES" FOUND ON PAGE 56 OF THE PROSPECTUS:

The Fund may invest in derivatives in order to offset an expected decrease in the value of its portfolio that might otherwise result from a market decline or to seek to increase total return. The extent of the Fund's exposure to these instruments is subject to the regulation and guidance of the Securities and Exchange Commission and the instrument's liquidity.

THE FOLLOWING PARAGRAPH IS INSERTED AFTER THE EIGHTH PARAGRAPH UNDER THE HEADING "PRINCIPAL RISKS OF INVESTING" FOUND ON PAGE 56 OF THE PROSPECTUS:

DERIVATIVES RISK. The Fund may invest in derivative instruments, such as options, futures and options on futures. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments.

IN REGARDS TO ALL FUNDS, THE FOLLOWING PARAGRAPH REPLACES THE FOURTH PARAGRAPH UNDER THE HEADING "MORE INFORMATION ABOUT FUND INVESTMENTS" FOUND ON PAGE 77 OF THE PROSPECTUS:

In fulfilling the 80% investment requirement referred to in the preceding paragraph, a Fund may include in the computation synthetic instruments with economic characteristics similar to the types of securities subject to the requirement, such as derivatives or futures contracts. A derivative is an instrument that derives its value from the performance of an underlying financial asset, index or other investment. A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specified future date. These instruments may carry greater risk than other types of securities in which the Funds invest. Derivatives and futures contracts and their related risks are discussed in detail in the Statement of Additional Information.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                                    R Shares

   Supplement dated December 14, 2005 to the Prospectus dated October 1, 2005.

  This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

ALLEGIANT INTERNATIONAL EQUITY FUND

THE "PRINCIPAL RISKS" PORTION OF THE "FUND SUMMARY" ON PAGE 2 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

       ---------------------------------------------------------------------
           PRINCIPAL RISKS    Market risk, foreign risk, multi-national
                              companies risk, country risk, active
                              trading risk, derivatives risk
       ---------------------------------------------------------------------

THE FOLLOWING PARAGRAPH IS INSERTED AFTER THE SEVENTH PARAGRAPH UNDER THE HEADING "PRINCIPAL RISKS OF INVESTING" FOUND ON PAGE 2 OF THE PROSPECTUS:

DERIVATIVES RISK. The Fund may invest in derivative instruments, such as options, futures and options on futures. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments.

ALLEGIANT S&P 500 INDEX FUND

THE "PRINCIPAL RISKS" PORTION OF THE "FUND SUMMARY" ON PAGE 20 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

       ---------------------------------------------------------------------
           PRINCIPAL RISKS    Market risk, tracking error risk,
                              derivatives risk
       ---------------------------------------------------------------------

THE FOLLOWING PARAGRAPH REPLACES THE THIRD PARAGRAPH UNDER THE HEADING "PRINCIPAL INVESTMENT STRATEGIES" FOUND ON PAGE 20 OF THE PROSPECTUS.

The Index is made up of common stocks of 500 large, publicly traded companies. The vast majority of the Fund's assets are invested in stocks included in the Index in approximately the same relative proportion as those stocks are held in the Index. The Adviser does not generally "manage" the Fund in the traditional sense (i.e., by using economic, financial or market analysis). However, the Adviser believes that employing certain active management strategies for a percentage of the Fund's assets, if successful, will result in net returns after expenses that may more closely approximate the returns of the Index. The Adviser may invest in S&P 500 futures in addition to or in place of S&P 500 stocks to attempt to equal the performance of the Index when futures are less expensive than actual stocks. The value of S&P 500 futures closely track changes in the value of the Index. The Fund may also invest in other S&P 500 derivatives with economic characteristics similar to the common stocks in the Index. Investments in derivatives may not exceed 20% of the Fund's net assets. The Fund may purchase a security that is scheduled to be included in the Index but prior to the effective inclusion date. The Fund may also temporarily continue to hold a security that has been deleted from the Index. A diversified subset of stocks held in the Fund may have weights slightly higher or lower than those in the Index with the goal of adding small incremental performance relative to the Index. Stocks that are held in very small proportions in the Index may be excluded from the Fund if they are expected to underperform.

THE FOLLOWING PARAGRAPH IS INSERTED AFTER THE THIRD PARAGRAPH UNDER THE HEADING "PRINCIPAL RISKS OF INVESTING" FOUND ON PAGE 20 OF THE PROSPECTUS:

DERIVATIVES RISK. The Fund may invest in derivative instruments, such as options, futures and options on futures. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments.

ALLEGIANT BALANCED ALLOCATION FUND

THE "PRINCIPAL RISKS" PORTION OF THE "FUND SUMMARY" ON PAGE 38 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

       ---------------------------------------------------------------------
           PRINCIPAL RISKS    Market risk, allocation risk, small
                              companies risk, foreign risk, interest
                              rate risk, credit risk, active trading
                              risk, derivatives risk
       ---------------------------------------------------------------------

THE FOLLOWING PARAGRAPH IS INSERTED AFTER THE THIRD PARAGRAPH UNDER THE HEADING "PRINCIPAL INVESTMENT STRATEGIES" FOUND ON PAGE 38 OF THE PROSPECTUS:

The Fund may invest in derivatives in attempting to hedge against changes in the value of securities that it holds or intends to purchase. The extent of the Fund's exposure to these instruments is subject to the regulation and guidance of the Securities and Exchange Commission and the instrument's liquidity.

THE FOLLOWING PARAGRAPH IS INSERTED AFTER THE NINTH PARAGRAPH UNDER THE HEADING "PRINCIPAL RISKS OF INVESTING" FOUND ON PAGE 38 OF THE PROSPECTUS:

DERIVATIVES RISK. The Fund may invest in derivative instruments, such as options, futures and options on futures. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments.

ALLEGIANT BOND FUND

THE "PRINCIPAL RISKS" PORTION OF THE "FUND SUMMARY" ON PAGE 48 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

       ---------------------------------------------------------------------
           PRINCIPAL RISKS    Market risk, interest rate risk,
                              prepayment/extension risk, credit risk,
                              active trading risk, derivatives risk
       ---------------------------------------------------------------------

THE FOLLOWING PARAGRAPH IS INSERTED AFTER THE THIRD PARAGRAPH UNDER THE HEADING "PRINCIPAL INVESTMENT STRATEGIES" FOUND ON PAGE 48 OF THE PROSPECTUS:

The Fund may invest in derivatives in order to offset an expected decrease in the value of its portfolio that might otherwise result from a market decline or to seek to increase total return. The extent of the Fund's exposure to these instruments is subject to the regulation and guidance of the Securities and Exchange Commission and the instrument's liquidity.

THE FOLLOWING PARAGRAPH IS INSERTED AFTER THE SEVENTH PARAGRAPH UNDER THE HEADING "PRINCIPAL RISKS OF INVESTING" FOUND ON PAGE 48 OF THE PROSPECTUS:

DERIVATIVES RISK. The Fund may invest in derivative instruments, such as options, futures and options on futures. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments.

ALLEGIANT INTERMEDIATE BOND FUND

THE "PRINCIPAL RISKS" PORTION OF THE "FUND SUMMARY" ON PAGE 52 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

       ---------------------------------------------------------------------
           PRINCIPAL RISKS    Market risk, interest rate risk,
                              prepayment/extension risk, credit risk,
                              active trading risk, derivatives risk
       ---------------------------------------------------------------------

THE FOLLOWING PARAGRAPH IS INSERTED AFTER THE THIRD PARAGRAPH UNDER THE HEADING "PRINCIPAL INVESTMENT STRATEGIES" FOUND ON PAGE 52 OF THE PROSPECTUS:

The Fund may invest in derivatives in order to offset an expected decrease in the value of its portfolio that might otherwise result from a market decline or to seek to increase total return. The extent of the Fund's exposure to these instruments is subject to the regulation and guidance of the Securities and Exchange Commission and the instrument's liquidity.

THE FOLLOWING PARAGRAPH IS INSERTED AFTER THE SEVENTH PARAGRAPH UNDER THE HEADING "PRINCIPAL RISKS OF INVESTING" FOUND ON PAGE 52 OF THE PROSPECTUS:

DERIVATIVES RISK. The Fund may invest in derivative instruments, such as options, futures and options on futures. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments.

ALLEGIANT TOTAL RETURN ADVANTAGE FUND

THE "PRINCIPAL RISKS" PORTION OF THE "FUND SUMMARY" ON PAGE 56 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

       ---------------------------------------------------------------------
           PRINCIPAL RISKS    Market risk, credit risk,
                              interest rate risk,
                              prepayment/extension risk, active
                              trading risk, derivatives risk
       ---------------------------------------------------------------------

THE FOLLOWING PARAGRAPH IS INSERTED AFTER THE THIRD PARAGRAPH UNDER THE HEADING "PRINCIPAL INVESTMENT STRATEGIES" FOUND ON PAGE 56 OF THE PROSPECTUS:

The Fund may invest in derivatives in order to offset an expected decrease in the value of its portfolio that might otherwise result from a market decline or to seek to increase total return. The extent of the Fund's exposure to these instruments is subject to the regulation and guidance of the Securities and Exchange Commission and the instrument's liquidity.

THE FOLLOWING PARAGRAPH IS INSERTED AFTER THE EIGHTH PARAGRAPH UNDER THE HEADING "PRINCIPAL RISKS OF INVESTING" FOUND ON PAGE 56 OF THE PROSPECTUS:

DERIVATIVES RISK. The Fund may invest in derivative instruments, such as options, futures and options on futures. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments.

IN REGARDS TO ALL FUNDS, THE FOLLOWING PARAGRAPH REPLACES THE FOURTH PARAGRAPH UNDER THE HEADING "MORE INFORMATION ABOUT FUND INVESTMENTS" FOUND ON PAGE 71 OF THE PROSPECTUS:

In fulfilling the 80% investment requirement referred to in the preceding paragraph, a Fund may include in the computation synthetic instruments with economic characteristics similar to the types of securities subject to the requirement, such as derivatives or futures contracts. A derivative is an instrument that derives its value from the performance of an underlying financial asset, index or other investment. A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specified future date. These instruments may carry greater risk than other types of securities in which the Funds invest. Derivatives and futures contracts and their related risks are discussed in detail in the Statement of Additional Information.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE